Income taxes	3 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income taxes recognized during the three months ended March 31, 2026 and March 31, 2025, comprise:

	Three Months Ended
	March 31, 2026	March 31, 2025
	(in thousands)
Income tax expense	$22,807	$20,351
Total	$22,807	$20,351

In the normal course of business, the Company provides for uncertain tax positions and the related interest and adjusts its unrecognized tax benefits and accrued interest accordingly. As at March 31, 2026 the Company maintains a $104.5 million liability (December 31, 2025: $103.3 million) for unrecognized tax benefits, which is comprised of $80.4 million (December 31, 2025: $81.0 million) inclusive of $24.1 million (December 31, 2025: $22.3 million) for interest and penalties related to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

The Company has analyzed the filing positions in all of the significant jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to audit by the major tax jurisdictions where the Company does business are the 2015 through 2025 tax years. During such audits, local tax authorities may challenge the positions taken by us in our tax returns.